Segment Information - Narrative (Details) - segment	6 Months Ended	12 Months Ended			14 Months Ended	16 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Dec. 31, 2022
Segment Reporting Information [Line Items]
Number of business segments	3				2
Segment Reorganization
Segment Reporting Information [Line Items]
Number of business segments						3
ADM | Customer Concentration Risk | Revenue
Segment Reporting Information [Line Items]
Percentage of exclusive and non-exclusive concession revenue		18.00%	23.00%	19.00%